Parent Company Statements	12 Months Ended
Dec. 31, 2018
Condensed Financial Information Disclosure [Abstract]
Parent Company Statements
Parent Company Statements
The Parent Company statements should be read in conjunction with the consolidated financial statements and the information set forth below. Investments in subsidiaries are accounted for using the equity method of accounting.

Cash represents non-interest bearing deposits with PNB. Net cash provided by operating activities reflects cash payments (received from subsidiaries) for income taxes of $3.9 million, $3.3 million and $4.4 million in 2018, 2017 and 2016, respectively.

Condensed Balance Sheets
December 31, 2018 and 2017
(In thousands)	2018	2017
Assets:
Cash	$75,094	$79,452
Investment in subsidiaries	727,773	645,287
Debentures receivable from PNB	25,000	25,000
Other investments	1,165	1,398
Other assets	25,972	26,838
Total assets	$855,004	$777,975
Liabilities:
Subordinated notes	15,000	15,000
Other liabilities	7,498	6,874
Total liabilities	22,498	21,874
Total shareholders’ equity	832,506	756,101
Total liabilities and shareholders’ equity	$855,004	$777,975

Condensed Statements of Income
for the years ended December 31, 2018, 2017 and 2016
(In thousands)	2018	2017	2016
Income:
Dividends from subsidiaries	$100,000	$60,000	$60,000
Interest and dividends	1,275	1,500	2,164
Gain on sale of investment securities	—	1,821	—
Other	6,068	1,405	1,081
Total income	107,343	64,726	63,245
Expense:
Interest expense	617	1,073	2,429
Other, net	14,619	8,805	9,730
Total expense	15,236	9,878	12,159
Income before income taxes and equity in undistributed income of subsidiaries	92,107	54,848	51,086
Income tax benefit	4,010	2,695	4,357
Income before equity in undistributed income of subsidiaries	96,117	57,543	55,443
Equity in undistributed income of subsidiaries	14,270	26,699	30,692
Net income	$110,387	$84,242	$86,135
Other comprehensive loss (1)	(18,533)	(8,709)	(2,102)
Comprehensive income	$91,854	$75,533	$84,033

(1) See Consolidated Statements of Comprehensive Income for other comprehensive loss detail.

Statements of Cash Flows
for the years ended December 31, 2018, 2017 and 2016
(In thousands)	2018	2017	2016
Operating activities:
Net income	$110,387	$84,242	$86,135
Adjustments to reconcile net income to net cash provided by operating activities:
Undistributed income of subsidiaries	(14,270)	(26,699)	(30,692)
Compensation expense for issuance of treasury shares to directors	1,109	1,241	950
Share-based compensation expense	3,954	2,701	1,864
Realized net investment security gains	—	(1,821)	—
Gain on equity securities, net	(3,267)	—	—
(Increase) decrease in other assets	(2,073)	205	(3,425)
(Decrease) increase in other liabilities	(163)	475	(2,524)
Net cash provided by operating activities	95,677	60,344	52,308
Investing activities:
Proceeds from sales of securities	—	2,265	—
Outlays for business acquisitions	(30,684)	—	—
Repayment of investments in and advances to subsidiaries	—	—	15,000
Other, net	60	—	—
Net cash (used in) provided by investing activities	(30,624)	2,265	15,000
Financing activities:
Cash dividends paid	(63,013)	(57,493)	(57,653)
Repayment of subordinated notes	—	(30,000)	—
Repurchase of treasury shares	(5,784)	(7,378)	—
Cash payment for fractional shares	(4)	(6)	(4)
Value of common shares withheld to pay employee income taxes	(610)	(347)	—
Net cash used in financing activities	(69,411)	(95,224)	(57,657)
(Decrease) increase in cash	(4,358)	(32,615)	9,651

Cash at beginning of year	79,452	112,067	102,416
Cash at end of year	$75,094	$79,452	$112,067